DEFERRED INCOME TAXES - Changes in Net Deferred Income Tax Assets / (Liabilities) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant components of deferred tax assets and liabilities [line items]
At January 1	€ 161	€ 141
Acquisitions	0	3
Recognized in Profit or loss	31	14
Recognized in OCI	(2)	15
FX	(7)	(12)
At December 31	183	161
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
At January 1	(99)	(94)
Acquisitions	0	1
Recognized in Profit or loss	(16)	(3)
Recognized in OCI	0	0
FX	9	(3)
At December 31	(106)	(99)
Inventories
Significant components of deferred tax assets and liabilities [line items]
At January 1	8	5
Acquisitions	0	0
Recognized in Profit or loss	(3)	2
Recognized in OCI	0	0
FX	0	1
At December 31	5	8
Pensions
Significant components of deferred tax assets and liabilities [line items]
At January 1	127	116
Acquisitions	0	0
Recognized in Profit or loss	(1)	(4)
Recognized in OCI	5	13
FX	(5)	2
At December 31	126	127
Derivative valuation
Significant components of deferred tax assets and liabilities [line items]
At January 1	6	12
Acquisitions	0	0
Recognized in Profit or loss	(4)	(8)
Recognized in OCI	(7)	2
FX	0	0
At December 31	(5)	6
Tax losses carried forward
Significant components of deferred tax assets and liabilities [line items]
At January 1	75	61
Acquisitions	0	0
Recognized in Profit or loss	49	27
Recognized in OCI	0	0
FX	(8)	(13)
At December 31	116	75
Other
Significant components of deferred tax assets and liabilities [line items]
At January 1	44	41
Acquisitions	0	2
Recognized in Profit or loss	6	0
Recognized in OCI	0	0
FX	(3)	1
At December 31	€ 47	€ 44